Taxes (Details) - Schedule of Income (Loss) Before Income Tax - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Income Loss Before Income Tax [Abstract]
Loss before income tax expense from China	$ (9,535,825)	$ (9,398,680)	$ (13,889,029)
Loss before income tax expense from outside of China	(6,549,884)	(5,998,540)	(6,585,045)
Loss before provision for income taxes	$ (16,085,709)	$ (15,397,220)	$ (20,474,074)